SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance as of December 31	$ 427,719
Property and equipment, ending balance	354,437	$ 427,719
Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance as of December 31	11,297
Property and equipment, ending balance	24,943	11,297
Furniture And Office Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31	188,268
Property and equipment, ending balance	157,522	188,268
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance as of December 31	109,613
Property and equipment, ending balance	83,745	109,613
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Balance as of December 31	118,541
Property and equipment, ending balance	88,227	118,541
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance as of December 31	862,905	938,755
Additions	126,476	88,487
Retirements	(219,580)	(157,930)
Foreign currency translation effect	20,159	(6,407)
Property and equipment, ending balance	789,960	862,905
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance as of December 31	20,125	16,022
Additions	18,235	4,103
Retirements	(1,000)
Foreign currency translation effect
Property and equipment, ending balance	37,360	20,125
Gross carrying amount [member] | Furniture And Office Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31	360,967	354,437
Additions	27,704	20,734
Retirements	(36,296)	(4,174)
Foreign currency translation effect	12,383	(10,030)
Property and equipment, ending balance	364,758	360,967
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance as of December 31	225,888	192,418
Additions	6,478	38,122
Retirements	(251)	(1,366)
Foreign currency translation effect	5,912	(3,286)
Property and equipment, ending balance	238,027	225,888
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Balance as of December 31	255,925	375,878
Additions	74,059	25,528
Retirements	(182,033)	(152,390)
Foreign currency translation effect	1,864	6,909
Property and equipment, ending balance	149,815	255,925
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Balance as of December 31	435,186	436,011
Additions	107,229	124,287
Retirements	(116,871)	(126,216)
Foreign currency translation effect	9,979	1,104
Property and equipment, ending balance	435,523	435,186
Accumulated depreciation [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance as of December 31	8,828	6,370
Additions	3,689	2,458
Retirements	(100)
Foreign currency translation effect
Property and equipment, ending balance	12,417	8,828
Accumulated depreciation [member] | Furniture And Office Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance as of December 31	172,699	128,216
Additions	49,188	50,955
Retirements	(20,856)	(2,217)
Foreign currency translation effect	6,205	(4,255)
Property and equipment, ending balance	207,236	172,699
Accumulated depreciation [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance as of December 31	116,275	87,206
Additions	34,866	31,454
Retirements	(11)	(524)
Foreign currency translation effect	3,152	(1,861)
Property and equipment, ending balance	154,282	116,275
Accumulated depreciation [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Balance as of December 31	137,384	214,219
Additions	19,486	39,420
Retirements	(95,904)	(123,475)
Foreign currency translation effect	622	7,220
Property and equipment, ending balance	$ 61,588	$ 137,384